Vanguard® Materials Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Chemicals (62.2%)
	Linde plc	1,963,208	590,140
	Sherwin-Williams Co.	957,912	271,597
	Air Products and Chemicals Inc.	830,065	248,737
	Ecolab Inc.	963,720	207,277
	Dow Inc.	2,791,011	190,961
	DuPont de Nemours Inc.	2,018,727	170,764
	PPG Industries Inc.	888,283	159,642
	International Flavors & Fragrances Inc.	933,207	132,207
	Corteva Inc.	2,791,477	127,012
	LyondellBasell Industries NV Class A	1,002,965	112,954
	Albemarle Corp.	437,661	73,124
	Celanese Corp. Class A	428,378	70,875
	Eastman Chemical Co.	509,834	63,933
	FMC Corp.	485,441	56,646
	Mosaic Co.	1,351,429	48,841
	RPM International Inc.	488,252	45,666
	CF Industries Holdings Inc.	803,125	42,702
	Scotts Miracle-Gro Co.	156,842	34,093
	Olin Corp.	534,317	26,123
*	Axalta Coating Systems Ltd.	789,404	25,608
	Valvoline Inc.	680,098	22,443
	Huntsman Corp.	789,302	22,400
	Chemours Co.	619,188	22,247
	Ashland Global Holdings Inc.	216,067	20,492
	Element Solutions Inc.	833,686	19,500
	Avient Corp.	342,222	17,789
	Balchem Corp.	121,414	15,905
	Westlake Chemical Corp.	143,755	14,501
	W R Grace & Co.	210,912	14,452
	Sensient Technologies Corp.	159,033	13,796
	HB Fuller Co.	195,878	13,539
	Cabot Corp.	212,224	13,493
*	Ingevity Corp.	151,707	12,487
	Quaker Chemical Corp.	50,129	12,159
	NewMarket Corp.	32,748	11,240
	Minerals Technologies Inc.	126,906	11,041
	Stepan Co.	79,981	10,770
*	Livent Corp.	548,403	10,699
	Tronox Holdings plc Class A	424,030	9,956
	Innospec Inc.	92,207	9,323
*	Amyris Inc.	581,540	8,275
	Trinseo SA	115,291	7,487

		Shares	Market Value ($000)
*	Ferro Corp.	277,357	5,991
*	Danimer Scientific Inc.	264,815	5,874
*	Orion Engineered Carbons SA	227,994	4,615
*	Kraton Corp.	120,078	4,077
*	GCP Applied Technologies Inc.	164,329	4,006
*	AdvanSix Inc.	105,848	3,351
	Chase Corp.	28,506	3,022
*	Koppers Holdings Inc.	79,773	2,766
	PQ Group Holdings Inc.	153,947	2,516
	Hawkins Inc.	71,586	2,435
	American Vanguard Corp.	101,515	1,867
*	Rayonier Advanced Materials Inc.	224,732	1,735
	Tredegar Corp.	100,295	1,529
	Kronos Worldwide Inc.	86,636	1,407
*	Venator Materials plc	240,039	1,193
	FutureFuel Corp.	99,956	1,027
			3,060,307
Construction Materials (4.4%)
	Vulcan Materials Co.	497,332	91,171
	Martin Marietta Materials Inc.	233,747	85,002
	Eagle Materials Inc.	149,416	21,928
*	Summit Materials Inc. Class A	430,413	14,987
*	U.S. Concrete Inc.	59,463	3,389
*	Forterra Inc.	111,118	2,598
			219,075
Containers & Packaging (13.6%)
	Ball Corp.	1,221,906	100,392
	International Paper Co.	1,400,847	88,393
	Avery Dennison Corp.	311,536	68,703
	Amcor plc	5,384,459	63,537
	Westrock Co.	988,735	57,663
	Packaging Corp. of America	355,823	52,893
	Crown Holdings Inc.	505,672	52,205
	AptarGroup Inc.	244,615	36,034
*	Berry Global Group Inc.	503,076	34,315
	Sealed Air Corp.	580,778	33,023
	Sonoco Products Co.	376,464	25,419
	Graphic Packaging Holding Co.	1,003,827	17,748
	Silgan Holdings Inc.	330,055	13,905
*	O-I Glass Inc.	590,272	10,879
	Greif Inc. Class A	94,924	5,858
*	Ranpak Holdings Corp. Class A	129,948	2,869
	Myers Industries Inc.	115,130	2,536
	Pactiv Evergreen Inc.	165,970	2,463
			668,835
Metals & Mining (18.6%)
	Freeport-McMoRan Inc.	5,471,878	233,759
	Newmont Corp.	3,002,325	220,611
	Nucor Corp.	1,132,861	116,164
	Steel Dynamics Inc.	789,616	49,296
	Reliance Steel & Aluminum Co.	238,748	40,126
*,1	Cleveland-Cliffs Inc.	1,778,984	35,793
	Royal Gold Inc.	246,333	30,489
*	Alcoa Corp.	698,210	27,698
	U.S. Steel Corp.	983,925	25,513
	Hecla Mining Co.	2,006,229	18,056
*	Arconic Corp.	391,743	14,169

		Shares	Market Value ($000)
	Commercial Metals Co.	450,128	14,166
*	Allegheny Technologies Inc.	475,392	11,642
*	Coeur Mining Inc.	913,070	9,496
	Compass Minerals International Inc.	127,316	8,899
	Carpenter Technology Corp.	180,057	8,628
	Worthington Industries Inc.	127,227	8,444
	Kaiser Aluminum Corp.	59,285	7,671
*	MP Materials Corp.	224,004	6,290
	Materion Corp.	76,220	6,010
	Schnitzer Steel Industries Inc. Class A	97,055	5,288
	Warrior Met Coal Inc.	191,904	3,512
*	Century Aluminum Co.	202,191	2,752
	SunCoke Energy Inc.	311,289	2,344
*	McEwen Mining Inc.	1,462,804	2,150
*	TimkenSteel Corp.	136,849	2,073
*	Gatos Silver Inc.	89,031	1,517
*	Ryerson Holding Corp.	62,973	1,043
			913,599
Paper & Forest Products (1.1%)
	Louisiana-Pacific Corp.	399,319	26,838
*	Domtar Corp.	206,960	11,223
	Schweitzer-Mauduit International Inc.	117,468	4,806
	Neenah Inc.	63,428	3,357
	Glatfelter Corp.	165,687	2,446
	Mercer International Inc.	160,145	2,377
*	Clearwater Paper Corp.	61,720	1,761
	Verso Corp. Class A	101,194	1,721
			54,529
Total Common Stocks (Cost $3,938,924)			4,916,345
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 0.055% (Cost $10,136)	101,361	10,136
Total Investments (100.1%) (Cost $3,949,060)			4,926,481
Other Assets and Liabilities—Net (-0.1%)			(5,255)
Net Assets (100.0%)			4,921,226
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,982,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $5,200,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Amcor plc	8/31/21	BOANA	5,605	(0.107)	55	—
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,916,345	—	—	4,916,345
Temporary Cash Investments	10,136	—	—	10,136
Total	4,926,481	—	—	4,926,481
Derivative Financial Instruments
Assets
Swap Contracts	—	55	—	55